Quarterly Holdings Report
for
Fidelity® Emerging Markets Multifactor ETF
January 31, 2023
EMK-NPRT1-0423
1.9893931.103
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.8%
China Tower Corp. Ltd. (H Shares) (a)	478,000	54,273
Chunghwa Telecom Co. Ltd.	19,000	71,191
Indus Towers Ltd.	20,962	39,223
LG Uplus Corp.	7,005	63,180
PT Telkom Indonesia Persero Tbk	254,600	65,391
Sitios Latinoamerica S.A.B. de CV (b)	4,485	2,078
Telefonica Brasil SA	5,700	46,818
TIME dotCom Bhd	50,700	62,517
		404,671
Entertainment - 0.3%
International Games Systems Co. Ltd.	4,000	65,878
Interactive Media & Services - 0.2%
Autohome, Inc. ADR Class A	1,215	42,355
Media - 0.5%
Cheil Worldwide, Inc.	3,826	68,177
MultiChoice Group Ltd.	7,896	54,279
		122,456
Wireless Telecommunication Services - 2.9%
Advanced Information Service PCL NVDR	10,900	64,390
America Movil S.A.B. de CV Series L	89,700	93,899
DiGi.com Bhd	66,900	66,026
Far EasTone Telecommunications Co. Ltd.	23,000	51,094
Intouch Holdings PCL NVDR	26,800	59,064
Mobile TeleSystems OJSC sponsored ADR (b)(c)	15,647	15,584
PLDT, Inc.	1,735	42,623
Taiwan Mobile Co. Ltd.	18,000	56,713
TIM SA	19,200	44,460
Turkcell Iletisim Hizmet A/S	53,079	102,430
Vodacom Group Ltd.	7,413	51,894
		648,177
TOTAL COMMUNICATION SERVICES		1,283,537
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 2.2%
Bajaj Auto Ltd.	1,336	62,264
Dongfeng Motor Group Co. Ltd. (H Shares)	102,000	60,639
Guangzhou Automobile Group Co. Ltd. (H Shares)	76,000	54,490
Kia Corp.	1,408	76,355
Li Auto, Inc. ADR (b)	861	21,439
Maruti Suzuki India Ltd.	836	90,768
PT Astra International Tbk	146,100	58,479
Yadea Group Holdings Ltd. (a)	32,000	72,911
		497,345
Diversified Consumer Services - 0.5%
Human Soft Holding Co. KSCC	6,510	72,319
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	632	26,948
TAL Education Group ADR (b)	2,746	20,073
		119,340
Hotels, Restaurants & Leisure - 1.6%
H World Group Ltd. ADR	535	25,402
Jiumaojiu International Holdings Ltd. (a)	29,000	73,993
Kangwon Land, Inc. (b)	2,736	52,197
MakeMyTrip Ltd. (b)	351	10,172
Tongcheng Travel Holdings Ltd. (b)	34,400	77,678
Trip.com Group Ltd. ADR (b)	1,431	52,604
Yum China Holdings, Inc.	1,140	70,235
		362,281
Household Durables - 0.5%
Haier Smart Home Co. Ltd.	28,400	104,346
Internet & Direct Marketing Retail - 3.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	4,377	482,345
JD.com, Inc.:
Class A	1,023	30,226
sponsored ADR	2,088	124,299
Pinduoduo, Inc. ADR (b)	1,202	117,772
Vipshop Holdings Ltd. ADR (b)	1,599	24,737
		779,379
Multiline Retail - 0.3%
Shinsegae Co. Ltd.	307	57,696
Specialty Retail - 0.7%
Jumbo SA	4,713	84,354
Topsports International Holdings Ltd. (a)	86,000	81,079
		165,433
Textiles, Apparel & Luxury Goods - 1.1%
Arezzo Industria e Comercio SA	2,500	43,013
Bosideng International Holdings Ltd.	118,000	65,635
Page Industries Ltd.	109	53,266
Pou Chen Corp.	68,000	77,682
		239,596
TOTAL CONSUMER DISCRETIONARY		2,325,416
CONSUMER STAPLES - 10.2%
Beverages - 1.1%
Arca Continental S.A.B. de CV	28,900	255,704
Food & Staples Retailing - 1.2%
Cencosud SA	143,404	256,688
Food Products - 4.1%
AVI Ltd.	52,953	224,756
Nestle (Malaysia) Bhd	6,000	190,166
Nestle India Ltd.	653	151,578
PT Indofood Sukses Makmur Tbk	404,700	181,562
Want Want China Holdings Ltd.	253,000	164,610
		912,672
Personal Products - 1.9%
Hengan International Group Co. Ltd.	41,500	203,832
Hindustan Unilever Ltd.	6,972	219,277
		423,109
Tobacco - 1.9%
ITC Ltd.	44,011	189,278
KT&G Corp.	3,214	241,350
		430,628
TOTAL CONSUMER STAPLES		2,278,801
ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
China Coal Energy Co. Ltd. (H Shares)	267,000	213,571
China Shenhua Energy Co. Ltd. (H Shares)	85,000	264,048
Coal India Ltd.	82,436	226,242
Exxaro Resources Ltd.	12,860	160,688
Gazprom OAO (c)	14,450	2,005
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	134,100	200,882
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	19,951	148,389
PT Adaro Energy Indonesia Tbk	967,700	191,087
PT Bukit Asam Tbk	728,200	165,169
PT United Tractors Tbk	93,800	153,622
Surgutneftegas OJSC (c)	56,600	918
		1,726,621
FINANCIALS - 18.5%
Banks - 14.4%
Agricultural Bank of China Ltd. (H Shares)	225,000	80,946
Akbank TAS	150,333	135,704
Al Rajhi Bank	6,138	134,110
Alinma Bank	4,762	41,682
AU Small Finance Bank Ltd. (a)	9,044	68,320
Banco de Chile	1,007,649	109,733
Bank Albilad	2,917	34,859
Bank of Baroda	46,304	94,864
Bank of China Ltd. (H Shares)	319,000	121,682
Bank of Communications Co. Ltd. (H Shares)	119,000	73,478
Capitec Bank Holdings Ltd.	772	79,371
China CITIC Bank Corp. Ltd. (H Shares)	108,000	52,081
China Construction Bank Corp. (H Shares)	332,000	215,162
Commercial International Bank SAE	62,113	101,896
Federal Bank Ltd.	52,086	85,476
Haci Omer Sabanci Holding A/S	63,492	131,706
Hong Leong Bank Bhd	16,700	80,334
Industrial & Commercial Bank of China Ltd. (H Shares)	266,000	142,187
Kotak Mahindra Bank Ltd.	5,739	121,254
Krung Thai Bank PCL NVDR	169,700	89,965
Postal Savings Bank of China Co. Ltd. (H Shares) (a)	90,000	61,198
PT Bank Mandiri (Persero) Tbk	177,900	118,086
Public Bank Bhd	104,400	103,770
Qatar Islamic Bank (b)	14,658	79,172
Sberbank of Russia (b)(c)	38,410	313
Sinopac Financial Holdings Co.	155,670	89,695
State Bank of India	14,477	97,805
Taichung Commercial Bank Co. Ltd.	170,466	74,375
Taiwan Cooperative Financial Holding Co. Ltd.	106,000	93,379
TCS Group Holding PLC GDR (b)(c)	789	990
The Saudi National Bank	7,029	88,588
The Shanghai Commercial & Savings Bank Ltd.	54,885	85,184
Turkiye Is Bankasi A/S Series C	223,556	129,305
Union Bank of Taiwan	169,602	91,226
VTB Bank OJSC (b)(c)	91,900,000	4,656
Woori Financial Group, Inc.	10,675	110,840
		3,223,392
Capital Markets - 0.8%
China Cinda Asset Management Co. Ltd. (H Shares)	286,000	40,500
HDFC Asset Management Co. Ltd. (a)	2,782	64,189
Investec Ltd.	12,496	79,325
		184,014
Diversified Financial Services - 0.7%
Grupo de Inversiones Suramerica SA	9,117	80,321
Power Finance Corp. Ltd.	46,183	79,735
		160,056
Insurance - 2.6%
BB Seguridade Participacoes SA	16,800	124,661
Hyundai Fire & Marine Insurance Co. Ltd.	3,360	84,423
OUTsurance Group Ltd.	38,341	79,157
People's Insurance Co. of China Group Ltd. (H Shares)	142,000	47,825
PICC Property & Casualty Co. Ltd. (H Shares)	52,000	48,892
Powszechny Zaklad Ubezpieczen SA	12,627	106,828
SBI Life Insurance Co. Ltd. (a)	5,157	76,765
		568,551
TOTAL FINANCIALS		4,136,013
HEALTH CARE - 8.7%
Biotechnology - 0.9%
Seegene, Inc.	9,281	205,315
Health Care Providers & Services - 3.3%
Guangzhou Baiyunshan Pharma Health (H Shares)	86,000	251,245
Mediclinic International PLC	40,051	244,569
Sinopharm Group Co. Ltd. (H Shares)	103,200	253,045
		748,859
Pharmaceuticals - 4.5%
China Medical System Holdings Ltd.	152,000	262,171
Cipla Ltd./India	15,148	188,211
PT Kalbe Farma Tbk	2,251,100	309,357
Sun Pharmaceutical Industries Ltd.	18,876	238,344
		998,083
TOTAL HEALTH CARE		1,952,257
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.3%
Bharat Electronics Ltd.	27,825	32,247
Hindustan Aeronautics Ltd.	1,222	38,077
		70,324
Airlines - 0.2%
EVA Airways Corp.	39,000	37,669
Construction & Engineering - 0.1%
China Railway Group Ltd. (H Shares)	59,000	32,140
Industrial Conglomerates - 0.6%
Enka Insaat ve Sanayi A/S	32,573	51,395
GS Holdings Corp.	1,161	41,660
LG Corp.	658	44,230
		137,285
Machinery - 0.3%
Yangzijiang Shipbuilding Holdings Ltd.	60,900	59,772
Transportation Infrastructure - 0.5%
China Merchants Holdings International Co. Ltd.	21,046	29,481
Grupo Aeroportuario Norte S.A.B. de CV	4,100	37,447
Promotora y Operadora de Infraestructura S.A.B. de CV	3,840	37,270
		104,198
TOTAL INDUSTRIALS		441,388
INFORMATION TECHNOLOGY - 15.4%
Electronic Equipment & Components - 3.9%
E Ink Holdings, Inc.	14,000	80,433
Iljin Materials Co. Ltd.	56	2,855
Kingboard Chemical Holdings Ltd.	34,500	140,842
L&F Co. Ltd. (b)	62	10,369
LG Display Co. Ltd.	573	6,331
LG Innotek Co. Ltd.	36	7,935
Lotes Co. Ltd.	4,000	100,983
Samsung Electro-Mechanics Co. Ltd.	151	17,493
Samsung SDI Co. Ltd.	144	80,078
Simplo Technology Co. Ltd.	9,000	88,726
SINBON Electronics Co. Ltd.	9,000	86,178
Synnex Technology International Corp.	44,000	88,513
Tripod Technology Corp.	23,000	75,837
WPG Holding Co. Ltd.	48,000	76,256
		862,829
IT Services - 2.3%
HCL Technologies Ltd.	3,676	50,351
Infosys Ltd.	9,984	186,906
Samsung SDS Co. Ltd.	102	10,351
Tata Consultancy Services Ltd.	2,897	118,764
TravelSky Technology Ltd. (H Shares)	57,000	118,384
Wipro Ltd.	5,740	27,944
		512,700
Semiconductors & Semiconductor Equipment - 2.1%
ASPEED Tech, Inc.	1,000	69,942
DB HiTek Co. Ltd.	101	3,706
Nanya Technology Corp.	46,000	88,553
Novatek Microelectronics Corp.	10,000	118,235
Radiant Opto-Electronics Corp.	25,000	85,346
SK Hynix, Inc.	1,393	100,082
SK Square Co. Ltd. (b)	223	6,563
		472,427
Software - 0.6%
Asseco Poland SA	6,409	112,445
Tata Elxsi Ltd.	182	14,734
		127,179
Technology Hardware, Storage & Peripherals - 6.5%
Advantech Co. Ltd.	7,000	79,500
ASUSTeK Computer, Inc.	10,000	90,591
Catcher Technology Co. Ltd.	15,000	88,926
Chicony Electronics Co. Ltd.	30,000	86,728
Gigabyte Technology Co. Ltd.	29,000	111,557
Lite-On Technology Corp.	39,000	86,248
Micro-Star International Co. Ltd.	21,000	91,624
Pegatron Corp.	41,000	88,077
Samsung Electronics Co. Ltd.	14,960	740,823
		1,464,074
TOTAL INFORMATION TECHNOLOGY		3,439,209
MATERIALS - 4.2%
Chemicals - 1.7%
Formosa Plastics Corp.	21,000	62,458
Kumho Petro Chemical Co. Ltd.	528	63,182
Mesaieed Petrochemical Holding Co. (b)	28,110	16,595
Petronas Chemicals Group Bhd	25,200	49,328
Pidilite Industries Ltd.	1,912	53,199
Sabic Agriculture-Nutrients Co.	1,509	55,085
Sahara International Petrochemical Co.	3,903	38,479
Taiwan Fertilizer Co. Ltd.	21,000	39,027
		377,353
Construction Materials - 0.3%
Anhui Conch Cement Co. Ltd. (H Shares)	18,000	68,201
Metals & Mining - 2.2%
African Rainbow Minerals Ltd.	3,553	57,849
Korea Zinc Co. Ltd.	154	67,636
Kumba Iron Ore Ltd.	1,784	54,208
MMC Norilsk Nickel PJSC (c)	188	1,658
NMDC Ltd.	40,398	60,724
NMDC Steel Ltd. (c)	40,976	19,255
Vale SA	8,400	155,925
Vedanta Ltd.	18,883	76,612
		493,867
TOTAL MATERIALS		939,421
REAL ESTATE - 7.0%
Real Estate Management & Development - 7.0%
China Overseas Land and Investment Ltd.	136,000	366,956
Emaar Properties PJSC (b)	238,264	360,667
Longfor Properties Co. Ltd. (a)	110,500	365,112
Ruentex Development Co. Ltd.	312,000	465,012
		1,557,747
UTILITIES - 7.6%
Electric Utilities - 5.0%
CEZ A/S	5,803	235,156
CPFL Energia SA	45,900	300,023
Inter Rao Ues JSC (c)	7,348,600	53,720
Manila Electric Co.	48,680	250,050
Power Grid Corp. of India Ltd.	105,991	280,280
		1,119,229
Gas Utilities - 2.6%
Beijing Enterprises Holdings Ltd.	89,500	303,717
GAIL India Ltd.	231,899	269,322
		573,039
TOTAL UTILITIES		1,692,268
TOTAL COMMON STOCKS (Cost $22,720,420)		21,772,678

Nonconvertible Preferred Stocks - 2.1%
	Shares	Value ($)
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
AK Transneft OAO (c)	12	4,617
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	50,600	259,090
		263,707
FINANCIALS - 0.5%
Banks - 0.5%
Itausa-Investimentos Itau SA (PN)	67,331	112,804
MATERIALS - 0.4%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	510	49,440
Metals & Mining - 0.2%
Bradespar SA (PN)	6,200	38,846
TOTAL MATERIALS		88,286
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $533,872)		464,797

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (d) (Cost $13,563)	13,561	13,563

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $23,267,855)	22,251,038
NET OTHER ASSETS (LIABILITIES) - 0.5% (e)	102,656
NET ASSETS - 100.0%	22,353,694

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2	Mar 2023	104,460	6,782	6,782

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $917,840 or 4.1% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Includes $4,401 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	130,885	117,322	98	-	-	13,563	0.0%
Total	-	130,885	117,322	98	-	-	13,563

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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